Eaton Vance Municipal Opportunities Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 40 of the Fund’s Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Municipal Opportunities Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Municipal Opportunities Fund		Class A	Class C	Class I
Management Fees		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses (estimated for Class C)		0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses		1.34%	2.09%	1.09%
Expense Reimbursement	[1]	(0.34%)	(0.34%)	(0.34%)
Total Annual Operating Expenses After Expense Reimbursement		1.00%	1.75%	0.75%
[1]	The investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.00% for Class A shares, 1.75 for Class C shares and 0.75% for Class I shares. This expense reimbursement will continue through November 30, 2015. Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eaton Vance Municipal Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	572	847	1,143	1,983
Class C	278	622	1,093	2,394
Class I	77	313	568	1,298

Expense Example, No Redemption Eaton Vance Municipal Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	572	847	1,143	1,983
Class C	178	622	1,093	2,394
Class I	77	313	568	1,298

Average Annual Total Returns Eaton Vance Municipal Opportunities Fund	1 Year	Life of Fund	Inception Date
Class A	3.99%	7.65%	May 31, 2011
Class A After Taxes on Distributions	3.16%	6.98%
Class A After Taxes on Distributions and Sales	3.38%	6.46%
Class C	8.18%	11.00%
Class I	9.44%	11.35%
Barclays Municipal Bond Index	6.78%	8.35%

These returns reflect the maximum sales charge for Class A (4.75%). Class A and Class I commenced operations on May 31, 2011. The Class C performance shown above for the period prior to August 18, 2014 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C (but not adjusted for any other differences in the expenses of the two classes). If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.